Range ETFs

Range Global Coal Index ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.7%

Australia — 35.6%
Energy — 17.4%
New Hope	608,286	$2,628,649
Whitehaven Coal	583,523	3,575,457
Yancoal Australia	907,884	4,020,929
		10,225,035

Industrials — 3.5%
Aurizon Holdings	797,248	2,091,135

Materials — 14.7%
Bathurst Resources*	2,111	658
BHP Group ADR	31,779	2,984,684
Coronado Global Resources, CDI*	3,058,114	493,110
Glencore PLC	317,158	2,561,103
Stanmore Resources	1,336,164	2,623,722
		8,663,277
		20,979,447

Canada — 3.3%
Industrials — 2.4%
Westshore Terminals Investment	46,909	1,395,799

Materials — 0.9%
Colonial Coal International*	320,971	520,944
		1,916,743

Japan — 0.7%
Energy — 0.4%
Nippon Coke & Engineering*	364,100	234,837

Industrials — 0.3%
Sumiseki Holdings	45,000	187,389
		422,226

Mongolia — 4.0%
Materials — 4.0%
Mongolian Mining*	1,722,000	2,381,141

Poland — 3.7%
Energy — 0.5%
Lubelski Wegiel Bogdanka*	42,889	280,708

Materials — 3.2%
Jastrzebska Spolka Weglowa*	210,698	1,871,841

Description	Shares	Fair Value
Poland — continued
Materials — continued
		$2,152,549

South Africa — 4.9%
Energy — 4.9%
Exxaro Resources	174,740	2,044,620
Thungela Resources	102,447	832,788
		2,877,408

United States — 46.5%
Energy — 20.1%
Alliance Resource Partners LP	95,960	2,542,940
Core Natural Resources	36,766	3,761,162
Hallador Energy*	33,966	563,156
NACCO Industries, Cl A	5,176	221,481
Natural Resource Partners LP	22,356	2,516,615
Peabody Energy	74,331	2,206,887
		11,812,241

Materials — 26.4%
Alpha Metallurgical Resources*	22,167	5,224,762
Novusterra(A)*	525	—
Ramaco Resources, Cl A*	116,699	1,661,794
SunCoke Energy	143,156	1,478,802
Warrior Met Coal	66,606	7,209,433
		15,574,791
		27,387,032

Total Common Stock
(Cost $59,288,811)		58,116,546

Total Investments - 98.7%
(Cost $59,288,811)		$58,116,546

Percentages are based on Net Assets of $58,910,829

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The fair value of this investment is determined using significant unobservable inputs.

Range ETFs

Range Global Coal Index ETF

Schedule of Investments

August 31, 2026 (Unaudited)

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
Cl — Class
LP — Limited Partnership
PLC — Public Limited Company

Amounts designated as “—“ are $0 or have been rounded to $0.

RAN-QH-001-0600

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.5%

Australia — 1.5%
Industrials — 1.5%
Silex Systems*	3,064,187	$11,287,191

Canada — 11.2%
Energy — 8.9%
Cameco	680,738	67,229,685

Industrials — 2.3%
Aecon Group	275,223	8,622,185
AtkinsRealis Group	142,786	8,651,824
		17,274,009
		84,503,694

China — 1.5%
Industrials — 1.5%
Shanghai Electric Group, Cl H	31,608,000	11,733,099

Czech Republic — 3.7%
Utilities — 3.7%
CEZ	416,346	27,629,597

Finland — 3.0%
Utilities — 3.0%
Fortum	947,954	22,815,731

Japan — 7.6%
Industrials — 6.3%
Fuji Electric	124,300	10,780,269
Hitachi	622,000	21,180,601
Mitsubishi Heavy Industries	641,200	15,614,933
		47,575,803

Utilities — 1.3%
Tokyo Electric Power Holdings*	2,842,200	9,576,930
		57,152,733

South Korea — 10.2%
Industrials — 8.0%
Doosan	13,469	12,429,744
KEPCO Engineering & Construction	71,462	6,077,873
Samsung C&T	101,389	27,891,976
Samsung Heavy Industries*	921,655	14,074,667
		60,474,260

Description	Shares	Fair Value
South Korea — continued
Utilities — 2.2%
Korea Electric Power	719,230	$16,764,165
		77,238,425

Spain — 3.7%
Utilities — 3.7%
Endesa	577,598	28,246,534

United Kingdom — 3.9%
Industrials — 3.9%
Rolls-Royce Holdings	1,411,227	29,278,029

United States — 53.2%
Energy — 3.8%
Centrus Energy, Cl A*	58,757	10,070,949
Lightbridge*	1,068,811	8,048,147
Uranium Energy*	895,862	10,965,351
		29,084,447

Industrials — 27.2%
Amentum Holdings*	287,842	5,753,952
Ameresco, Cl A*	306,682	6,783,806
BWX Technologies	79,396	12,091,217
Curtiss-Wright	28,230	16,444,822
Emerson Electric	145,280	22,146,483
Flowserve	110,475	8,737,468
Fluor*	185,372	10,104,628
GE Vernova	29,077	26,126,557
Graham*	99,564	8,682,976
Jacobs Solutions	148,300	22,104,115
Lockheed Martin	29,418	16,510,264
NANO Nuclear Energy*	580,843	10,623,618
NuScale Power*	1,172,032	10,864,737
Terra Innovatum Global*	3,205,356	17,276,869
Terrestrial Energy*	2,066,423	10,704,071
		204,955,583

Information Technology — 0.8%
Mirion Technologies, Cl A*	402,166	6,060,642

Materials — 3.4%
ASP Isotopes*	2,157,724	8,674,051
Solstice Advanced Materials	271,747	17,226,042
		25,900,093

Utilities — 18.0%
Constellation Energy	76,687	21,071,287
Dominion Energy	367,951	24,288,445
Duke Energy	175,399	21,032,094

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

August 31, 2026 (Unaudited)

Description	Shares	Fair Value
United States — continued
Utilities — continued
Oklo, Cl A*	292,062	$11,848,956
PG&E	1,279,534	16,979,416
Talen Energy*	71,305	21,089,167
Vistra	144,908	19,906,012
		136,215,377
		402,216,142

Total Common Stock
(Cost $679,725,559)		752,101,175

Total Investments - 99.5%
(Cost $679,725,559)		$752,101,175

Percentages are based on Net Assets of $756,118,359

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class

RAN-QH-001-0600